Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 97,218	$ 1,288	₨ 90,031	₨ 80,081
Weighted average number of equity shares outstanding	5,833,384,018	5,833,384,018	6,007,376,837	6,333,391,200
Effect of dilutive equivalent share options	14,439,221	14,439,221	14,927,530	11,091,433
Weighted average number of equity shares for diluted earnings per share	5,847,823,239	5,847,823,239	6,022,304,367	6,344,482,633
Diluted earnings per share | (per share)	₨ 16.62	$ 0.22	₨ 14.95	₨ 12.62